Financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

(a)	Fair value of financial instruments

June 30, 2018	Carrying amount	Fair value	Level 1	Level 2	Level 3
Notes receivable	$99,220	$109,360	$—	$109,360	$—
Investment in Atlantica	505,596	505,596	505,596	—	—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	64,517	64,517	—	—	64,517
Currency forward contract not designated as a hedge	713	713	—	713	—
Commodity contracts for regulated operations	97	97	—	97	—
Total derivative instruments	65,327	65,327	—	810	64,517
Total financial assets	$670,143	$680,283	$505,596	$110,170	$64,517
Long-term debt	$3,447,489	$3,491,332	$611,319	$2,880,013	$—
Convertible debentures	632	794	794	—	—
Preferred shares, Series C	13,984	14,819	—	14,819	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	26	26	—	—	26
Energy contracts not designated as a cash flow hedge	104	104	—	104	—
Cross-currency swap designated as a net investment hedge	72,486	72,486	—	72,486	—
Interest rate swap designated as a hedge	7,112	7,112	—	7,112	—
Commodity contracts for regulated operations	1,926	1,926	—	1,926	—
Total derivative instruments	81,654	81,654	—	81,628	26
Total financial liabilities	$3,543,759	$3,588,599	$612,113	$2,976,460	$26
(1) Balance of $191 associated with certain weather derivatives has been excluded, as they are accounted for based on intrinsic value rather than fair value.

20.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2017	Carrying amount	Fair value	Level 1	Level 2	Level 3
Notes receivable	$33,378	$38,192	$—	$38,192	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	63,363	63,363	—	—	63,363
Energy contracts not designated as a cash flow hedge	109	109	—	109	—
Commodity contracts for regulatory operations	74	74	—	74	—
Total derivative instruments	63,546	63,546	—	183	63,363
Total financial assets	$96,924	$101,738	$—	$38,375	$63,363
Long-term debt	$3,079,551	$3,262,711	$651,969	$2,610,742	$—
Convertible debentures	971	1,018	1,018	—	—
Preferred shares, Series C	14,718	15,124	—	15,124	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	77	77	—	—	77
Energy contracts not designated as a cash flow hedge	31	31	—	31	—
Cross-currency swap designated as a net investment hedge	57,412	57,412	—	57,412	—
Interest rate swaps designated as a hedge	8,460	8,460	—	8,460	—
Currency forward contract not designated as a hedge	344	344	—	344	—
Commodity contracts for regulated operations	2,620	2,620	—	2,620	—
Total derivative instruments	68,944	68,944	—	68,867	77
Total financial liabilities	$3,164,184	$3,347,797	$652,987	$2,694,733	$77

(1) Balance of $441 associated with certain weather derivatives has been excluded, as they are accounted for based on intrinsic value rather than fair value.

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2018
Financial contracts: Swaps	2,662,465
Forward contracts	9,440,000
12,102,465

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the unaudited interim consolidated balance sheets:

	June 30, 2018	December 31, 2017
Regulatory assets:
Swap contracts	$13	$—
Forward contracts	$80	$6,319
Regulatory liabilities:
Swap contracts	$151	$287
Option contracts	$—	$138
Forward contracts	$374	$—

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
623,528	December 2023	$40.15	PJM Western HUB
2,655,520	December 2023	$29.15	NI HUB
3,136,446	December 2027	$36.46	ERCORT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017

Effective portion of cash flow hedge	$6,204	$(1,198)	$3,764	$4,806
Amortization of cash flow hedge	(8)	(10)	(16)	(14)
Amount reclassified from AOCI	(1,642)	(1,520)	(2,945)	(3,541)
OCI attributable to shareholders of APUC	$4,554	$(2,728)	$803	$1,251

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Change in unrealized loss (gain) on derivative financial instruments:
Energy derivative contracts	$67	$—	$182	$—
Currency forward contract	(728)	746	(1,063)	832
Total change in unrealized loss (gain) on derivative financial instruments	$(661)	$746	$(881)	$832
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	—	—	—	(144)
Energy derivative contracts	—	—	13	553
Currency forward contract	452	—	859	12,261
Total realized loss on derivative financial instruments	$452	$—	$872	$12,670
Loss (gain) on derivative financial instruments not accounted for as hedges	(209)	746	(9)	13,502
Ineffective portion of derivative financial instruments accounted for as hedges	(12)	(12)	(23)	622
	$(221)	$734	$(32)	$14,124
Amounts recognized in the consolidated statements of operations consist of:
Loss (gain) on derivative financial instruments	55	(12)	172	1,212
Loss (gain) on foreign exchange	(276)	746	(204)	12,912
	$(221)	$734	$(32)	$14,124